Capital stock and capital risk management - Additional Information (Detail) - USD ($) $ in Thousands						12 Months Ended
	Oct. 04, 2022	Dec. 14, 2021	Jul. 25, 2019	Apr. 04, 2018	Dec. 18, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 07, 2022	Sep. 27, 2022	Apr. 26, 2022	Apr. 06, 2022	Dec. 31, 2019	Feb. 13, 2019	Apr. 14, 2018	Mar. 22, 2018	Aug. 15, 2017
Escrow deposit				$ 653,781
Shares issued					100,000,000
Stock issuance cost				$ 26,199
Number of shares outstanding	3,215,483					88,406,480	88,629,879	87,851,288					87,133,506
Reduction of issued capital		$ 72,695				$ 39,530	$ 72,695
Number of shares					100,000,000
Common Stock, Conversion Basis	to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned
Creation of a fund to acquire own shares									$ 25,625		$ 23,840	$ 23,840
Increase (Decrease) Through Number Of Shares Repurchased Equity						3,234,163
Increase (Decrease) Through Share Repurchase, Equity						$ (29,304)
Legal reserve						$ 171	$ 142		$ 1,348		$ 1,255
Percentage of legal reserve to share capital						20.00%	20.00%	20.00%
Bottom of range [member]
Percentage of profit allocated to legal reserve						5.00%
Mexico [Member]
Stock issuance cost			$ 91,143
Treasury shares [member]
Number of shares outstanding						40,385,761	40,162,362
Series A common shares [member]
Shares issued			10,906,257			2,038,643											65,000,000
Number of shares approved for incentive plans										39,530						8,750,000
Number of shares outstanding						88,406,478	88,629,877	87,851,286					87,133,504		70,409,315
Reduction of issued capital						$ 39,530	$ 72,695
Number of shares			10,906,257			2,038,643											65,000,000
Increase (Decrease) Through Number Of Shares Repurchased Equity						3,234,163
Increase (Decrease) Through Share Repurchase, Equity						$ (29,304)
Series A common shares [member] | Kensington Investments BV [Member]
Shares issued														5,500,000
Number of shares														5,500,000
Series A common shares [member] | American Depository Shares [Member]
Exercise price			9.25%
Series A Redeemable Common Shares [Member]
capital increase					$ 1,000